EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
19            EARNINGS PER  SHARE

Basic earnings per share for the years ended December 31, 2014, 2013 and 2012 was computed by dividing net income of RMB 94.8 million (US$ 15.5 million), RMB 102.6 million (US$ 16.6 million) and RMB 88.5 million (US$ 14.1 million) respectively by the weighted average number of 16,232,381, 16,230,165 and 16,170,107  common shares outstanding, respectively.

Diluted earnings per share for the years ended December 31, 2014, 2013 and 2012 was computed by dividing net income of RMB 94.8 million (US$ 15.5 million), RMB 102.6 million (US$16.6 million) and RMB 88.5 million (US$14.1 million) by the weighted average number of  16,633,683, 16,711,192 and 16,717,277  common shares outstanding, respectively. The weighted average number of shares includes potentially dilutive common shares, which reflect the dilutive effect of stock options, preferred shares and warrants. Reconciliation of the denominator is as follows:

	2014	2013	2012

Denominator for basic earnings per share weighted average shares	16,232,381	16,230,165	16,170,107

Effect of dilutive securities:
Exercisable stock options	401,302	481,027	547,170
Convertible warrants		-	-
Denominator for diluted earnings per share adjusted weighted average shares and assumed conversions	16,633,683	16,711,192	16,717,277